PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

Dear Stockholders:

For the quarter ended March 31, 2000, the Pacholder High Yield Fund, Inc. (the "Fund") posted a total return of -3.46%, compared to the CS First Boston Domes-tic Plus High Yield Index(TM) (the "Index") total return of -2.04%, under-per-forming the Index by 142 basis points. The Fund's under-performance for the quarter is attributable to the cost of its leverage; the underlying portfolio, gross of fees and expenses, actually outperformed the market by approximately 62 basis points. While the leverage on the Fund has had a negative effect on total return over the past 18 months, it generally has enhanced the Fund's long-term returns and has increased the amount of dividends available to the common shareholders.

Overview of First Quarter 2000
At the end of last year we thought that there would be an increase in demand for high yield debt after the Y2K issue had passed; however, this has not been the case. During the first quarter of 2000 there were approximately $3.2 bil-lion of net outflows from open-end high yield funds, making it the fourth con-secutive quarter of outflows. It appears that the relative strength in the eq-uity markets and rising short-term interest rates have kept investors cautious about adding high yield assets to their portfolios. As a result of the weak de-mand for the asset class and the resulting difficulty in placing new deals in the market, the new issue volume dropped to $16.8 billion for the quarter. Not since the third quarter of 1996 has there been less new issue volume.

As a result of these factors, returns in the high yield market suffered during the quarter and the asset class under-performed most other major fixed income categories as well as most equity styles. For example, the 10-year US Treasury Note returned 3.84% during the quarter, while the S&P 500 returned 2.19%. The average price of the Index fell nearly 4 points during the quarter to 83.19% of par, resulting in an increase yield-to-worst to 12.83% from 11.93%. The average spread widened even more than the yield-to-worst would indicate because of the fall in the intermediate term Treasury yields. The average spread of the Index widened to 665 basis points from 554 at the end of the year. However, since the end of the quarter, high yield has performed much better on a relative basis. The equity markets have been extremely volatile, with the NASDAQ composite down more than 30% from its March 10, 2000 peak.

Performance during the first quarter of 2000 among high yield industry sectors tended to reflect the performance of the sectors in the equity markets. Only a few sectors performed well, and many performed poorly. The few sectors that performed well were those that were supported by strong equity market perfor-mance, such as Telecommunications. Many of these sectors are heavy with highly speculative not-rated and CCC rated issues. As a result, the CCC sector of the high yield market outperformed the B and BB sectors this quarter. Generally, this is not the case in a down quarter; more speculative sectors tend to per-form worst in a weak market. Despite this unusual market, the Fund has not changed its investment style, which is to buy and hold a diversified portfolio of fundamentally sound investments and diligently manage the risk in the port-folio. Since the Fund's inception in November 1988 this formula has provided the shareholders of this Fund an average annual return of 9.84%.

The Fund's portfolio is well diversified with investments in 140 companies across 28 different industries. Our highest portfolio concentration continues to be in the Telecommunications segment of the market, which accounts for 18.0% of the portfolio. We believe that this fast-growing segment of the market will continue to provide good returns for the Fund.

Conclusion
We continue to believe that the high yield market offers exceptional value at today's prices and yields. We expect that at some point the asset class will see a greater number of investors realize the value in the market and that we will see the technical factors become more positive. Although it is hard to predict when this will occur, our experience in the high yield market indicates that market turns are often very rapid. In the meantime, high yield bond in-vestors are receiving significant current income.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,



/s/ Anthony L. Longi, Jr.                      /s/ William J. Morgan
President                                      Chairman

April 28, 2000
-------------------------------------
Please visit our web site, www.phf-hy.com, for information on the Fund's NAV, share price, news releases, and SEC filings. We created this site to provide shareholders quick and easy access to the timeliest information available re-garding the Fund.
-------------------------------------
DIVIDEND REINVESTMENT PLAN

The Fund's Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Firstar Bank, N.A. Corporate Trust Services, 425 Walnut Street, ML 5125, P.O. Box 1118, Cincinnati, OH 45201-1118, and (800) 637-7549.

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- 94.0%
AIR TRANSPORT -- 0.7%
Atlantic Coast Airlines, Tranche C Pass-Thru
 Cert, 8.75%, 1/1/07/2/                            $ 1,288 $  1,280,738   0.7%
                                                           ------------   ---
AUTO PARTS & EQUIPMENT -- 4.2%
Dura Operating Corp., Sr Sub Nt,
 9%, 5/1/09                                          1,600    1,416,000   0.7
Group 1 Automotive, Inc., Sr Sub Nt, 10.875%,
 3/1/09                                              1,500    1,365,000   0.7
Hayes Lemmerz International, Inc.,
 Sr Sub Nt, 9.125%, 7/15/07                          1,500    1,338,750   0.7
JL French Automotive Castings, Inc., Sr Sub Nt,
 11.5%, 6/1/09                                       1,000      980,000   0.5
JPS Automotive Products Corp., Sr Nt, 11.125%,
 6/15/01                                             1,350    1,377,000   0.7
Oshkosh Truck Corp., Sr Sub Nt, 8.75%, 3/1/08        1,500    1,428,750   0.8
Safety Components International, Inc., Sr Sub Nt,
 10.125%, 7/15/07/4/                                 1,000      140,000   0.1
                                                           ------------   ---
                                                              8,045,500   4.2
BEVERAGE & TOBACCO -- 0.5%
National Wine & Spirits, Inc., Sr Nt, 10.125%,
 1/15/09                                             1,000      955,000   0.5
                                                           ------------   ---
BROADCAST RADIO & TV -- 6.2%
Ackerly Group, Inc., Sr Sub Nt,
 9%, 1/15/09                                         1,000      925,000   0.5
Charter Communications Holdings LLC, Sr Nt, 10%,
 4/1/09/2/                                           1,000      965,000   0.5
Citadel Broadcasting Company, Sr Sub Nt, 10.25%,
 7/1/07                                              1,500    1,470,000   0.8
Granite Broadcasting Corp., Sr Sub Nt, 10.375%,
 5/15/05                                             2,375    2,244,375   1.2
Lamar Advertising Co., Sr Sub Nt, 9.25%, 8/15/07     1,000      970,000   0.5
Radio One, Inc., Sr Sub Nt,
 7/12%, 5/15/04                                      2,220    2,364,300   1.2
Salem Communications, Sr Sub Nt, 9.5%, 10/1/07       1,000      930,000   0.5
Tri-State Outdoor Media, Sr Nt,
 11%, 5/15/08                                        2,000    1,910,000   1.0
                                                           ------------   ---
                                                             11,778,675   6.2

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
BUILDING -- 5.2%
American Builders & Contractors Supply Co., Inc.,
 Sr Sub Nt, 10.625%, 5/15/07                       $ 1,500 $  1,245,000   0.6%
Associated Materials, Inc., Sr Sub Nt, 9.25%,
 3/1/08                                              1,000      910,000   0.5
DR Horton, Inc., Sr Nt, 10.5%, 4/1/05                1,125    1,096,875   0.6
Fedders North America, Inc., Sr Sub Nt, 9.375%,
 8/15/07                                             1,500    1,410,000   0.7
MMI Products, Inc., Sr Sub Nt, 11.25%, 4/15/07       2,000    2,020,000   1.1
Omega Cabinets, Ltd, Sr Sub Nt, 10.5%, 6/15/07       2,250    2,238,750   1.2
Williams Scotsman, Inc., Sr Nt, 9.875%, 6/1/07       1,000      940,000   0.5
                                                           ------------   ---
                                                              9,860,625   5.2
BUSINESS SERVICES & EQUIPMENT -- 2.5%
Knoll Inc., Sr Sub Nt,
 10.875%, 3/15/06                                    1,525    1,525,000   0.8
Pierce Leahy Command Corp., Sr Nt. 8.125%,
 5/15/08                                             1,000      850,000   0.4
Pierce Leahy Corp., Sr Sub Nt, 11.125%, 7/15/06      1,375    1,399,063   0.7
United Stationers Supply Co., Sr Sub Nt, 12.75%,
 5/1/05                                              1,000    1,065,000   0.6
                                                           ------------   ---
                                                              4,839,063   2.5
CABLE TELEVISION -- 1.6%
Classic Cable, Inc., Sr Sub Nt, 9.375%, 8/1/09       1,250    1,162,500   0.6
RCN Corp., Sr Nt, 10%, 10/15/07                      1,400    1,253,000   0.7
RCN Corp., Sr Disc Nt,
 0/9.8%, 2/15/08                                     1,000      580,000   0.3
                                                           ------------   ---
                                                              2,995,500   1.6

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
CHEMICALS/PLASTIC -- 3.9%
Berry Plastics Corp., Sr Sub Nt, 12.25%, 4/15/04   $ 1,750 $  1,723,750   0.9%
Indesco International, Inc., Sr Sub Nt, 9.75%,
 4/15/08                                             1,750      595,000   0.3
Philipp Brothers Chemicals, Inc., Sr Sub Nt,
 9.875%, 6/1/08                                      1,750    1,452,500   0.8
Polymer Group, Inc., Sr Sub Nt,
 9%, 7/1/07                                          1,500    1,305,000   0.7
Portola Packaging Inc., Sr Nt, 10.75%, 10/1/05       1,500    1,305,000   0.7
Tekni-Plex Inc., Sr Sub Nt,
 9.25%, 3/1/08                                       1,000      950,000   0.5
                                                           ------------   ---
                                                              7,331,250   3.9
CLOTHING & TEXTILE -- 1.1%
Coyne International Enterprises Corp., Sr Sub Nt,
 11.25%, 6/1/08                                      2,500    2,025,000   1.1
                                                           ------------   ---
CONTAINERS & GLASS PRODUCTS -- 0.5%
LLS Corp., Sr Sub Nt,
 11.625%, 8/1/09                                     1,000      910,000   0.5
                                                           ------------   ---
COSMETICS/TOILETRIES -- 0.8%
Drypers Corp., Sr Nt,
 10.25%, 6/15/07                                     1,425    1,083,000   0.6
JB Williams Holdings Inc., Sr Nt,
 12%, 3/1/04                                           375      386,250   0.2
                                                           ------------   ---
                                                              1,469,250   0.8
DRUGS -- 1.0%
King Pharmaceutical, Inc., Sr Sub Nt, 10.75%,
 2/15/09                                             1,250    1,237,500   0.7
Twin Laboratories, Inc., Sr Sub Nt, 10.25%,
 5/15/06                                               650      658,125   0.3
                                                           ------------   ---
                                                              1,895,625   1.0
ECOLOGICAL SERVICES & EQUIPMENT -- 2.2%
American Eco Corp., Sr Nt,
 9.625%, 5/15/08                                     2,000      760,000   0.4
ICF Kaiser International Inc., Sr Sub Nt 13%,
 12/31/03/4/                                         1,500      740,625   0.4
Marsulex, Inc., Sr Sub Nt,
 9.625%, 7/1/08                                      1,250    1,131,250   0.6
Norcal Waste Systems, Sr Nt,
 13.5%, 11/15/05                                     1,500    1,560,000   0.8
                                                           ------------   ---
                                                              4,191,875   2.2

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
ELECTRONICS/ELECTRIC -- 6.6%
Airxcel, Inc., Sr Sub Nt,
 11%, 11/15/07                                     $ 1,500 $  1,305,000   0.7%
Communications Instruments, Inc., Sr Sub Nt, 10%,
 9/15/04                                             2,130    1,491,000   0.8
Dialog Corp., Sr Sub Nt, 11%, 11/15/07               1,700    1,649,000   0.9
Elgar Holdings, Inc., Sr Nt,
 9.875%, 2/1/08                                      1,000      490,000   0.3
Flextronics International Ltd, Sr Sub Nt, 8.75%,
 10/15/07                                            2,000    1,880,000   1.0
Viasystems, Inc., Sr Sub Nt,
 9.75%, 6/1/07                                       2,500    2,100,000   1.1
Wesco Distribution, Inc., Sr Sub Nt, 9.125%,
 6/1/08                                              2,500    2,162,500   1.1
Windmere-Durable Holdings, Inc.,
 Sr Sub Nt, 10%, 7/31/08                             1,500    1,425,000   0.7
                                                           ------------   ---
                                                             12,502,500   6.6
EQUIPMENT LEASING -- 1.3%
Coinmach Corp., Ser D Sr Nt, 11.75%, 11/15/05        1,750    1,645,000   0.8
United Rentals, Inc., Sr Sub Nt,
 9.5%, 6/1/08                                        1,000      915,000   0.5
                                                           ------------   ---
                                                              2,560,000   1.3
FOOD SERVICE -- 4.4%
American Restaurant Group, Inc., Sr Nt, 11.5%,
 2/15/03                                             1,250      843,750   0.5
American Rice, Inc., Bank Debt, 10.75%,
 5/31/99/3/                                             75            0   0.0
Apple South, Inc., Sr Nt,
 9.75%, 6/1/06                                       1,500    1,215,000   0.6
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09         500      290,000   0.2
Domino's, Inc., Sr Sub Nt,
 10.375%, 1/15/09                                    1,750    1,601,250   0.8
Foodmaker Corp., Sr Nt,
 9.75%, 11/1/03                                      1,000      997,500   0.5
Fresh Foods, Inc., Sr Nt,
 10.75%, 6/1/06                                      1,630      978,000   0.5
TPI Enterprises, Sub Deb,
 8.25%, 7/15/02                                      1,955      752,675   0.4
Volume Services America, Inc., Sr Sub Nt, 11.25%,
 3/1/09                                              1,750    1,680,000   0.9
                                                           ------------   ---
                                                              8,358,175   4.4

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
FOREST PRODUCTS -- 4.7%
Ainsworth Lumber Co. Ltd., Sr Nt, 12.5%, 7/15/07   $ 3,000 $  3,165,000   1.7%
Alabama Pine Pulp, Inc., Tranche B Bank Debt, 0%,
 12/31/00                                            1,078      258,730   0.1
Alabama Pine Pulp, Inc., Tranche C Bank Debt, 0%,
 12/31/00                                            1,489      357,293   0.2
American Tissue, Inc., Sr Sec Nt, 12.5%, 7/15/06     2,000    1,980,000   1.0
Crown Packaging, Ltd., Ser B Sr Nt, 10.75%,
 11/1/00                                             2,250    1,850,625   1.0
Millar Western Forest Products Ltd, Sr Nt,
 9.875%, 5/15/08                                     1,500    1,417,500   0.7
                                                           ------------   ---
                                                              9,029,148   4.7
HEALTH CARE -- 2.8%
Concentra Operating Corp., Sr Sub Nt, 13%,
 8/15/09                                             1,500    1,201,875   0.6
Fisher Scientific International, Inc., Sr Sub Nt,
 9%, 2/1/08                                          1,100    1,001,000   0.5
Fisher Scientific International, Inc., Sr Sub Nt,
 9%, 2/1/08                                            225      204,750   0.1
Hanger Orthopedic Group, Inc., Sr Sub Nt, 11.25%,
 6/15/09                                             1,250      981,250   0.5
Healthsouth Corp., Sr Sub Nt,
 9.5%, 4/1/01                                        1,000      988,032   0.5
Rose Hills Co., Sr Sub Nt,
 9.5%, 11/15/04                                      1,750    1,102,500   0.6
                                                           ------------   ---
                                                              5,479,407   2.8
HOME FURNISHINGS -- 1.2%
Home Products International, Inc., Sr Sub Nt,
 9.625%, 5/15/08                                     1,500    1,305,000   0.7
Mattress Discounters Co., Sr Nt w/warrant,
 12.625%, 7/15/07/2/                                 1,000      895,000   0.5
                                                           ------------   ---
                                                              2,200,000   1.2
HOTEL & CASINOS -- 2.6%
Aladdin Gaming, Sr Disc Nt,
 0/13.5%, 3/1/10                                     2,750    1,388,750   0.7
Hollywood Park, Inc., Sr Sub Nt, 9.5%, 8/1/07        1,250    1,218,750   0.7
Prime Hospitality Corp., 1st Mtg, 9.25%, 1/15/06     1,000      985,000   0.5
Prime Hospitality Corp., Sr Sub Nt, 9.75%, 4/1/07    1,375    1,320,000   0.7
                                                           ------------   ---
                                                              4,912,500   2.6

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
INDUSTRIAL EQUIPMENT -- 4.3%
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08     $ 2,000 $  1,480,000   0.8%
Columbus McKinnon Corp., Sr Sub Nt, 8.5%, 4/1/08     1,250    1,103,125   0.6
International Knife & Saw, Sr Sub Nt, 11.375%,
 11/15/06                                            2,500    1,700,000   0.9
Jackson Products, Inc., Sr Sub Nt, 9.5%, 4/15/05     2,000    1,800,000   0.9
Precision Partners, Inc., Sr Sub Nt, 12%,
 3/15/09/2/                                          1,175      763,750   0.4
Simonds Industries, Inc., Sr Sub Nt, 10.25%,
 7/1/08                                              1,800    1,296,000   0.7
                                                           ------------   ---
                                                              8,142,875   4.3
LEISURE -- 2.8%
Bally Total Fitness Holding Corp., Sr Sub Nt,
 9.875%, 10/15/07                                    1,500    1,372,500   0.7
Guitar Center Mgmt., Sr Nt,
 11%, 7/1/06                                         1,520    1,489,600   0.8
SFX Entertainment, Inc., Sr Sub Nt, 9.125%,
 12/1/08                                             2,500    2,462,500   1.3
                                                           ------------   ---
                                                              5,324,600   2.8
NON-FERROUS METALS -- 2.1%
Better Minerals and Aggregates Co., Sr Sub Nt,
 13%, 9/15/09/2/                                     1,250    1,239,063   0.7
Echo Bay Mines Ltd., Jr Sub Debs, 11%, 4/1/27        1,000      630,000   0.3
Oglebay Norton Co., Sr Sub Nt,
 10%, 2/1/09                                         1,625    1,495,000   0.8
Renco Metals Inc., Sr Nt, 11.5%, 7/1/03              1,000      550,000   0.3
                                                           ------------   ---
                                                              3,914,063   2.1
OIL & GAS -- 3.6%
Coho Energy, Inc., Sr Sub Nt PIK,
 15%, 3/31/08/3/                                     2,000    2,000,000   1.0
Giant Industries Inc., Sr Sub Nt, 9.75%, 11/15/03      875      844,375   0.4
Giant Industries Inc., Sr Sub Nt,
 9%, 9/1/07                                          1,000      900,000   0.5
Northern Offshore ASA, Sr Nt,
 10%, 5/15/05                                        1,000      600,000   0.3
Orion Refining Corp., Sr Nt,
 10%, 11/15/04/2/                                    2,859    2,573,015   1.4
                                                           ------------   ---
                                                              6,917,390   3.6

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        Percent
                                                     Par                of Net
Description                                         (000)     Value     Assets

-------------------------------------------------------------------------------
PUBLISHING -- 3.4%
Liberty Group Publishing, Inc., Sr Sub Nt,
 9.375%, 2/1/08                                    $ 2,000 $  1,720,000   0.9%
Liberty Group Publishing, Inc., Sr Disc Nt,
 0/11.625%, 2/1/09                                   1,125      562,500   0.3
Perry-Judd, Sr Sub Nt,
 10.625%, 12/15/07                                   2,750    2,310,000   1.2
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09      2,000    1,810,000   1.0
                                                           ------------   ---
                                                              6,402,500   3.4
RETAILERS -- 2.7%
Central Tractor Farm & Country, Sr Nt, 10.625%,
 4/1/07                                              1,500    1,320,000   0.7
Frank's Nursery & Crafts, Sr Sub Nt, 10.25%,
 3/1/08                                              1,750      507,500   0.3
G&G Retail, Inc., Sr Sub Nt,
 11%, 5/15/06                                        1,750    1,435,000   0.7
Travelcenters of America, Sr Sub Nt, 10.25%,
 4/1/07                                              2,000    1,920,000   1.0
                                                           ------------   ---
                                                              5,182,500   2.7
STEEL -- 1.8%
LTV Corp., Sr Nt, 11.75%, 11/15/09/2/                1,000      972,500   0.5
NS Group, Inc., Sr Nt,
 13.5%, 7/15/03                                      2,500    2,550,000   1.3
                                                           ------------   ---
                                                              3,522,500   1.8
TELECOMMUNICATIONS/CELLULAR COMMUNICATION -- 18.0%
Alaska Communications Systems Holdings, Inc., Sr
 Sub Nt,
 9.375%, 5/15/09                                     1,000      900,000   0.5
Arch Communications Group, Inc., Sr Nt, 12.75%,
 7/1/07                                                750      611,250   0.3
Arch Communications Group, Inc., Sr Nt, 14%,
 11/1/04                                             1,250    1,050,000   0.6
Centennial Cellular, Sr Sub Nt, 10.75%, 12/15/08     2,375    2,351,250   1.2
Convergent Communications, Inc., Sr Nt, 13%,
 4/1/08                                              3,750    2,700,000   1.4
Crown Castle Int'l Corp., Sr Nt, 0/10.375%,
 5/15/11                                             1,500      847,500   0.4
Crown Castle Int'l Corp., Sr Sub Nt, 9.5%, 8/1/11    1,000      935,000   0.5

                                                               Percent
                                            Par                of Net
Description                                (000)     Value     Assets

----------------------------------------------------------------------
TELECOMMUNICATIONS/CELLULAR COMMUNICATION (continued)
Dobson/Sygnet Communications Corp., Sr
 Nt, 12.25%, 12/15/08                     $ 1,750 $  1,802,500   0.9%
DTI Holdings, Inc., Sr Disc Nt, 0/12.5%,
 3/1/08                                     5,000    2,325,000   1.2
Exodus Communications, Inc., Sr Nt
 10.75%, 12/15/09                           1,500    1,485,000   0.8
GCI, Inc., Sr Nt, 9.75%, 8/1/07             2,500    2,300,000   1.2
Global Crossing Holdings, Ltd., Sr Nt,
 9.125%, 11/15/06                             750      712,500   0.4
GlobeNet Communications Group, Ltd., Sr
 Nt, 13%, 7/15/07                           1,750    1,723,750   0.9
McLeod USA, Inc., Sr Nt,
 8.375%, 3/15/08                            1,000      895,000   0.5
Metrocall Inc., Sr Sub Nt,
 10.375%, 10/1/07                           2,500    2,093,750   1.1
Metromedia Fiber Network, Inc., Sr Nt,
 10%, 12/15/09                              1,000      953,750   0.5
Nextel Communications, Inc., Sr Nt,
 9.375%, 11/15/09                           1,000      920,000   0.5
Nextlink Communications, Inc., Sr Nt,
 10.5%, 12/1/09/2/                          1,250    1,184,375   0.6
Paging Network do Brasil Holding Co.
 LLC, Sr Nt, 13.5%, 6/6/05                    500       75,000   0.1
Pathnet, Inc., Sr Nt, 12.25%, 4/15/08       1,000      680,000   0.4
Price Communications Wireless, Inc., Sr
 Sec Nt, 9.125%, 12/15/06                   1,000      970,000   0.5
PSINet, Inc., Sr Nt,
 10.5%, 12/1/06/2/                          1,250    1,193,750   0.6
Rural Cellular Corp., Sr Sub Nt, 9.625%,
 5/15/08                                    2,050    1,968,000   1.0
Splitrock Services, Inc., Sr Nt, 11.75%,
 7/15/08                                    2,250    2,373,750   1.2
Williams Communications Group, Inc., Sr
 Nt, 10.875%, 10/1/09                       1,250    1,234,375   0.7
                                                  ------------  ----
                                                    34,285,500  18.0
TRANSPORTATION -- 1.3%
Moran Transportation Co., Bank Debt,
 8.25%, 12/31/05                            2,469    2,456,406   1.3
                                                  ------------  ----
Total Corporate Debt Securities
 (amortized cost $197,317,582)                     178,768,165  94.0
                                                  ------------  ----

PACHOLDER HIGH YIELD FUND, INC.
-------------------------------------------------------------------------------
Statement of Net Assets (concluded)
March 31, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                  Shares/             Percent
                                                    Par               of Net
Description                                        (000)     Value    Assets

-----------------------------------------------------------------------------
EQUITY INVESTMENTS -- 2.3%
Aladdin Gaming/Capital Corp., Warrants,
 3/1/10/1/,/2/                                     27,500 $         0   0.0%
Arch Communications Group, Inc., Common Stock/1/   10,000      77,500   0.0
Arch Communications Group, Inc., Warrants,
 9/1/01/4/                                         23,483      26,418   0.0
Classic Communications, Inc., Common Stock/4/       5,250      82,688   0.0
Concentric Network Corp., Pfd, 13.5% PIK, 6/1/10    1,255   1,279,817   0.7
Convergent Communications, Inc., Common Stock/1/   10,800     117,450   0.1
DTI Holdings, Inc., Warrants, 3/1/08/1/,/3/        25,000           0   0.0
G&G Retail, Inc., Warrants, 5/15/02/1/,/3/          1,750           0   0.0
Glasstech, Inc., Warrants, 6/30/04/1/,/3/           1,000           0   0.0
Gulf States Steel, Warrants, 4/15/03/1/,/3/           500           0   0.0
Harvard Industries, Inc., Common Stock/1/         191,199     955,995   0.6
Optel, Inc., Class C Common Stock/1/,/3/              750           0   0.0
Orion Refining Corp. Class A Conv Pfd Stock/1/         97           1   0.0
Orion Refining Corp. Class C Conv Pfd Stock/1/        622      26,746   0.0
Paging Network do Brasil Holding Co. LLC,
 Warrants/1/,/3/                                      500           0   0.0
Pathnet, Inc., Warrants, 4/15/08/1/,/2/             1,000      10,000   0.0
Paxson Communications, Pfd, 12.5% PIK,
 10/31/06/1/,/2/                                        1           0   0.0
Phonetel Technologies, Inc., Common Stock/1/      286,900     358,625   0.2
Rural Cellular Corp., Pfd, 11.375% PIK, 5/15/10     1,228   1,166,600   0.6
Sabreliner Corp., Warrants, 4/15/03/1/,/3/            500           0   0.0
San Jacinto Holdings, Common Stock/1/,/3/           2,246           0   0.0
Splitrock Services, Inc., Common Stock/1/           4,000     164,000   0.1
TransContinental Corp, Pfd, 6%/1/                  60,000      40,980   0.0
TCR Holding Corp., Pfd, Class B/1/                 50,747         507   0.0
TCR Holding Corp., Pfd, Class C/1/                 27,911         279   0.0
TCR Holding Corp., Pfd, Class D/1/                 73,583         736   0.0
TCR Holding Corp., Pfd, Class E/1/                152,241       1,522   0.0
US Leather, Inc., Common Stock/1/,/3/              93,269           0   0.0
                                                          -----------   ---
Total Equity Investments
 (cost $7,430,852)                                          4,309,864   2.3
                                                          -----------   ---

                                            Shares/               Percent
                                              Par                 of Net
Description                                  (000)     Value      Assets

-----------------------------------------------------------------------------
SECURITIES LENDING PROGRAM ASSETS -- 4.3%
Lehman Brothers Holdings, Inc. 6.525%,
 dated 3/31/00, matures 4/3/00
 (at amortized cost)                          3,309 $  3,308,861     1.7%
Salomon Brothers Corp.
 6.575%, dated 3/31/00, matures 4/3/00 (at
 amortized cost)                              5,000    5,000,000     2.6
                                                    ------------   -----
Total Securities Lending Program Assets                8,308,861     4.3
                                                    ------------   -----
COMMERCIAL PAPER -- 0.8%
American Express Credit Corp., 6.07%,
 4/7/00                                         500      499,410     0.3
Ford Motor Credit Co.,
 6.08%, 4/7/00                                  500      499,409     0.2
General Electric Capital Corp., 6.04%,
 4/7/00                                         500      499,413     0.3
                                                    ------------   -----
Total Commercial Paper
 (at amortized cost)                                   1,498,232     0.8
                                                    ------------   -----
TOTAL INVESTMENTS
 (amortized cost $214,555,527)                      $192,885,122   101.4
                                                    ------------   -----
Payable Upon Return of Securities Loaned              (8,308,861)   (4.4)
Other Assets in Excess of Liabilities                  5,630,469     3.0
                                                    ------------   -----
Net Assets                                          $190,206,730   100.0%
Less: Outstanding Preferred Stock                    (70,000,000)
                                                    ------------
Net Assets Applicable to 9,504,994 Shares of
 Common Stock Outstanding                           $120,206,730
                                                    ============
Net Asset Value Per Common Share
 ($120,206,730/9,504,994)                           $      12.65
                                                    ============
-----------------------------------------------------------------------------

/1/Non-income producing security.
/2/Security exempt from registration under Rule 144A of the Securities Act of
  1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $11,077,190 or 5.8% of net assets.
/3/Board valued security. These securities amounted to $2,000,000 or 1.0% of net assets.
/4/Securities in default.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                        Pacholder High Yield Fund, Inc.



                              First Quarter Report
                                 March 31, 2000

--------------------------------------------------------------------------------

                        PACHOLDER HIGH YIELD FUND, INC.

                             Directors and Officers

 William J. Morgan                   Anthony L. Longi, Jr.
 Chairman and Treasurer              President


 John F. Williamson                  James P. Shanahan, Jr.
 Director                            Secretary


 George D. Woodard                   James E. Gibson
 Director                            Senior Vice President


 Daniel A. Grant                     Mark H. Prenger
 Director                            Assistant Treasurer

                              Investment Objective
             A closed-end fund seeking a high level of total return
               through current income and capital appreciation by
     investing primarily in high yield, lower rated fixed-income securities of domestic companies.

                               Investment Advisor
                            Pacholder & Company, LLC

                                 Administrator
                    Kenwood Administrative Management, Inc.

                          Custodian and Transfer Agent
                               Firstar Bank, N.A.

                                 Legal Counsel
                           Kirkpatrick & Lockhart LLP

                              Independent Auditors
                             Deloitte & Touche LLP

                               Executive Offices
                        Pacholder High Yield Fund, Inc.
                              8044 Montgomery Road
                                   Suite 480
                              Cincinnati, OH 45236
                                 (513) 985-3200

                                    Web Site
                                 www.phf-hy.com

    This report is for the informa-
  tion of shareholders of Pacholder
  High Yield Fund, Inc. It is not a
  prospectus, offering circular or
  other representation intended for
  use in connection with the pur-
  chase or sale of shares of the
  Fund or any securities mentioned
  in this report.


--------------------------------------------------------------------------------